SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Petrobras
Revenues from external customers:
Revenues	$ 94,588	$ 103,368	$ 100,052
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	22.00%	23.00%	23.00%
PTNR
Revenues from external customers:
Revenues	$ 72,495	$ 67,774	$ 67,325
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	17.00%	15.00%	15.00%
Jordan
Revenues from external customers:
Revenues	$ 57,144	$ 57,112	$ 37,750
Jordan | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	13.00%	13.00%	9.00%
KNPC
Revenues from external customers:
Revenues	$ 47,645	$ 47,654	$ 47,402
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	11.00%	11.00%	11.00%
DUSUP
Revenues from external customers:
Revenues	$ 44,726	$ 46,465	$ 41,970
DUSUP | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	10.00%	11.00%	10.00%